Related Parties - Schedule of Information About Board of Directors Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Information About Board of Directors Remuneration [Line Items]
Pension contribution	$ 509	$ 372
Other long- term benefits	$ 13,844	$ 9,456
Shares at year-end (in shares)	301,805,677	266,821,844	252,160,087
Salaries and benefits	$ 7,508	$ 6,511
Termination benefits	125	52
Net Compensation Expense
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	469	421
Pension contribution	0	0
Other long- term benefits	$ 732	$ 416
Shares at year-end (in shares)	1,229,264	1,175,459
Robert Wessman, Chairman of the board*
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees		$ 0
Pension contribution	$ 147	0
Other long- term benefits	0	$ 0
Shares at year-end (in shares)		0
Salaries and benefits	2,176
Termination benefits	0
Robert Wessman, Chairman of the board* | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	0
Pension contribution	0
Other long- term benefits	$ 0
Shares at year-end (in shares)	0
Richard Davies, Vice-Chairman
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 156	$ 156
Pension contribution	0	0
Other long- term benefits	$ 183	$ 104
Shares at year-end (in shares)	1,163,422	1,143,713
Ann Merchant, Board Member
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 112	$ 113
Pension contribution	0	0
Other long- term benefits	$ 183	$ 104
Shares at year-end (in shares)	21,164	10,582
Árni Harðarson, Board Member* | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 0	$ 0
Pension contribution	0	0
Other long- term benefits	$ 0	$ 0
Shares at year-end (in shares)	0	0
Faysal Kalmoua, Board | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 0	$ 0
Pension contribution	0	0
Other long- term benefits	$ 0	$ 0
Shares at year-end (in shares)	0	0
Hjörleifur Pálsson, Board Member (from 7 June 2024) | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 41
Pension contribution	0
Other long- term benefits	$ 0
Shares at year-end (in shares)	2,350
Linda McGoldrick, Board Member
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 92	$ 81
Pension contribution	0	0
Other long- term benefits	$ 183	$ 104
Shares at year-end (in shares)	21,164	10,582
Lisa Graver, Board Member
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 68	$ 71
Pension contribution	0	0
Other long- term benefits	$ 183	$ 104
Shares at year-end (in shares)	21,164	10,582
Tomas Ekman, Board Member*
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees		$ 0
Pension contribution		0
Other long- term benefits		$ 0
Shares at year-end (in shares)		0
Tomas Ekman, Board Member* | Compensation Waived
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 0
Pension contribution	0
Other long- term benefits	$ 0
Shares at year-end (in shares)	0
Robert Wessman CEO
Schedule of Information About Board of Directors Remuneration [Line Items]
Pension contribution		$ 26
Other long- term benefits		0
Salaries and benefits		1,491
Termination benefits		0
Other Executive Team Members
Schedule of Information About Board of Directors Remuneration [Line Items]
Pension contribution	$ 362	346
Other long- term benefits	13,844	9,456
Salaries and benefits	5,332	5,020
Termination benefits	$ 125	$ 52